Intangible Assets, Net (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net [Abstract]
Patent registration costs	$ 1,711	$ 1,605
Accumulated amortization	1,220	1,129
Total intangible asset, net	$ 491	$ 476